Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Effective income tax rate, percent	0.21%	0.47%
Statutory income tax rate, percent	25.00%
Tax losses carried forward	$ 50,686	$ 39,537
Income tax expense in respect of discontinued operations	37,700
Increase in unrecognized tax benefit	19,950
Income tax payable	106,600	77,600
Discontinued Operations
Income Tax [Line Items]
Tax losses carried forward	24,900	136,000
Foreign | Discontinued Operations
Income Tax [Line Items]
Tax losses carried forward	0	3,643
Tax losses carried forward	$ 124,216	$ 552,152